Long-term debt (Schedule of Maturities of Long-term Debt) (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Maturities of Long-term Debt [Abstract]
Year 1	$ 51,783
Year 2	51,783
Year 3	170,883
Year 4	51,783
Year 5	179,229
Year 6 and thereafter	37,388
Total long-term debt	$ 542,849	$ 530,120